INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials	$163	$189
Finished goods	2,997	3,831

	$3,160	$4,020